Long-Term Debt	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
Long-Term Debt

NOTE 13	Long-Term Debt
Long-term debt (debt with original maturities of more than one year) at December 31 consisted of the following:

(Dollars in Millions)	Rate Type	Rate(a)	Maturity Date	2024	2023
U.S. Bancorp (Parent Company)
Subordinated notes	Fixed	3.600%	2024	$—	$1,000
	Fixed	7.500%	2026	199	199
	Fixed	3.100%	2026	1,000	1,000
	Fixed	3.000%	2029	1,000	1,000
	Fixed	4.967%	2033	1,300	1,300
	Fixed	2.491%	2036	1,300	1,300
Medium-term notes	Fixed	1.375% - 6.787%	2025 - 2039	27,939	26,618
	Floating	3.813%	2028	519	—
Other(b)				2,000	1,915
Subtotal				35,257	34,332
Subsidiaries
Federal Home Loan Bank advances	Fixed	1.860% - 8.250%	2025 - 2027	12,550	9,051
	Floating	5.190% - 5.210%	2025 - 2026	3,000	3,000
Bank notes	Fixed	2.050% - 5.550%	2025 - 2032	3,405	2,289
	Floating	—% - 4.588%	2027 - 2062	1,813	1,324
Other(c)				1,977	1,484
Subtotal				22,745	17,148
Total				$58,002	$51,480
(a)Weighted-average interest rates of medium-term notes, Federal Home Loan Bank advances and bank notes were 4.40 percent, 4.63 percent and 3.08 percent, respectively.
(b)Includes $2.2 billion and $2.1 billion at December 31, 2024 and 2023, respectively, of discounted noninterest-bearing additional cash received by the Company upon close of its 2022 acquisition of MUB from Mitsubishi UFJ Financial Group ("MUFG") to be delivered to MUFG on or prior to December 1, 2027, discounted at the Company’s 5-year unsecured borrowing rate as of the acquisition date, as well as debt issuance fees and unrealized gains and losses and deferred amounts relating to derivative instruments.
(c)Includes consolidated community development and tax-advantaged investment VIEs, finance lease obligations, debt issuance fees, and unrealized gains and losses and deferred amounts relating to derivative instruments.

The Company has arrangements with the Federal Home Loan Bank and Federal Reserve Bank whereby the Company could have borrowed an additional $171.2 billion and $215.8 billion at December 31, 2024 and 2023, respectively.
Maturities of long-term debt outstanding at December 31, 2024, were:

(Dollars in Millions)	Parent Company	Consolidated
2025	$2,106	$8,199
2026	3,917	13,471
2027	4,757	10,045
2028	4,402	4,430
2029	4,472	4,480
Thereafter	15,603	17,377
Total	$35,257	$58,002